Annual Fund Operating Expenses - Instl Sel - Vanguard Total International Bond Index Fund - Institutional Select Shares	Feb. 25, 2021
Operating Expenses:
Management Fees	0.005%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.025%